Credit Impairment Losses and Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Summary of Impairment Losses and Provisions

	Half year to	Half year to(1)
	30 June 2021	30 June 2020
	£m	£m
Credit impairment loss/(release):
Loans and advances to customers	(33)	384
Recoveries of loans and advances, net of collection costs	(13)	(15)
Off-balance sheet exposures (See Note 24)	(24)	(5)
	(70)	364
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 24)	191	64
Provisions for residual value and voluntary termination	(1)	—
	190	64
	120	428
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 33.